Application of New Amended and Revised Standards and Interpretations (Tables)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed
The weighted average lessee’s incremental borrowing rate applied to lease liabilities recognized on January 1, 2019 is 6%. The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$599,393
Less: Recognition exemption for short-term leases	(261,622)
Less: Recognition exemption for leases of low-value assets	(1,097)

Undiscounted amounts on January 1, 2019	$336,674

Discounted amounts using the incremental borrowing rate on January 1, 2019	$323,850

Lease liabilities recognized on January 1, 2019	$323,850

Schedule of Anticipated Impact On Assets and Liabilities
The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows
:

	Carrying amount as of January 1, 2019	Adjustments Arising from Initial Application	Adjusted carrying amount as of January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850

Lease liabilities—current	$—	$219,039	$219,039

Lease liabilities—non-current	$—	104,811	$104,811

Total effect on liabilities		$323,850

Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 2)
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)
Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”	January 1, 2020
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021

Note 1:	Unless stated othe r wise, the above New IFRS standards are effective for annual periods beginning on or after their respective effective dates.

Note 2:
The Group shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 3:	The Group shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020.